Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Common Share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Common Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	17,250,000	17,250,000	17,250,000	17,250,000	10,836,207	17,250,000	10,836,207
Diluted net income per common share	$ (0.35)	$ 0.09	$ (0.43)	$ 0.21	$ 0.25	$ 0.27	$ 0.25
Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Common Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	4,312,500	4,312,500	4,312,500	4,312,500	4,072,688	4,312,500	4,072,688
Diluted net income per common share	$ (0.35)	$ 0.09	$ (0.43)	$ 0.21	$ 0.25	$ 0.27	$ 0.25